Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current income tax expenses	(2,465,462)	(99,155)	(268,085)	(37,294)
Deferred income tax (expenses) / benefit	(116,755)	2,907,145	804,312	111,890
Total income tax (expenses) / benefit	(2,582,217)	2,807,990	536,227	74,596

Schedule of Income / (Loss) Before Provision for Income Taxes
	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Income / (loss) before provision for income taxes is attributable to the following geographic locations:
PRC	8,630,868	(76,778,965)	(49,862,843)	(6,936,570)
Foreign	(4,670,754)	(6,304,369)	(6,610,424)	(919,598)
Total Income/(loss) before Income Taxes	3,960,114	(83,083,334)	(56,473,267)	(7,856,168)

Schedule of Reconciliation Between the Provision for Income Taxes

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2022	2023	2024
PRC statutory income tax rate	25.0%	25.0%	25.0%
Impact of different tax rates in other jurisdictions	22.3%	(1.1)%	(2.4)%
Effect of preferential tax rate	53.3%	(7.9)%	(10.9)%
Non-deductible items	0.9%	(0.1)%	0.3%
Effect of additional R&D deduction	(9.0)%	-	-
Tax effect on deferred offering costs	(32.3)%	0.6%	-
Change in valuation allowance	5.0%	(13.1)%	(11.0)%
Effective tax rate	65.2%	3.4%	1.0%

Schedule of Deferred Tax Assets and Deferred Tax Liability

As of December 31, 2023 and 2024, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB	US$
Deferred tax assets:
Net operating loss carried forward	10,843,551	17,516,642	2,436,792
Bad debt provision	3,801,660	3,911,723	544,172
Impairment charges	963,398	1,064,406	148,073
Lease liability	1,168,666	646,850	89,986
Less: Valuation allowance	(12,738,069)	(18,956,128)	(2,637,044)
Deferred tax assets, net of valuation allowance	4,039,206	4,183,493	581,979
Net off against deferred tax liabilities	(349,692)	(450,473)	(62,667)
Net deferred tax assets	3,689,514	3,733,020	519,312
	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax liabilities:
Right of use assets	1,110,498	450,473	62,667
Total deferred tax liabilities	1,110,498	450,473	62,667
Net off against deferred tax assets	(349,692)	(450,473)	(62,667)
Net deferred tax liabilities	760,806	-	-

Schedule of Valuation Allowance

The movement of valuation allowance is as follows:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Beginning balance	1,825,262	12,738,069	1,772,031
Addition	10,907,213	6,205,515	863,268
Foreign exchange impact	5,594	12,544	1,745
Ending balance	12,738,069	18,956,128	2,637,044